Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2024	2023

Cost:
Computers and software	$630	$620
Laboratory equipment	8,167	8,122
Furniture and office equipment	173	173
Leasehold improvements	6,524	6,503

	15,494	15,418
Less - Accumulated depreciation	(9,419)	(7,797)

Depreciated cost	$6,075	$7,621